INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	6 Months Ended
Jun. 30, 2022
INCOME AND SOCIAL CONTRIBUTION TAXES
Schedule of deferred income and social contribution taxes

	June 30,	December 31,
	2022	2021
Tax loss	1,262,655	1,156,876
Negative tax basis of social contribution	462,012	411,074

Assets temporary differences
Provision for judicial liabilities	208,797	249,345
Operating provisions and other losses	910,580	965,130
Exchange rate variation	4,949,546	6,555,202
Derivatives losses ("MtM")	684,371	2,193,693
Amortization of fair value adjustment on business combination	690,809	699,535
Unrealized profit on inventories	315,563	298,888
Leases	339,827	373,372
	9,824,160	12,903,115

Liabilities temporary differences
Goodwill - Tax benefit on unamortized goodwill	884,796	746,489
Property, plant and equipment - deemed cost	1,269,389	1,316,859
Accelerated tax depreciation	906,997	944,949
Borrowing cost	131,245	99,399
Fair value of biological assets	437,938	430,966
Deferred taxes, net of fair value adjustment	413,050	427,313
Tax credits - gains in tax lawsuit (exclusion of ICMS from the PIS and COFINS contribution tax basis)	194,121	198,027
Provision of deferred taxes on results of associates abroad	170,135
Other temporary differences	12,745	9,184
	4,420,416	4,173,186

Non-current assets	5,404,862	8,729,929
Non-current liabilities	1,118

Schedule of accumulated tax losses and social contribution tax loss carryforwards

	June 30,	December 31,
	2022	2021
Tax loss carry forward	5,050,620	4,627,504
Negative tax basis of social contribution carryforward	5,133,467	4,567,489

Schedule of changes in net balance of deferred income tax

	June 30,	December 31,
	2022	2021
Beginning balance	8,729,929	8,676,432
Tax loss	105,779	143,868
Negative tax basis of social contribution	50,938	81,662
Provision for judicial liabilities	(40,548)	16,245
Reversal of operating provisions and other losses	(54,550)	(53,467)
Exchange rate variation	(1,605,656)	442,296
Derivative gains (“MtM”)	(1,509,322)	(110,140)
Amortization of fair value adjustment on business combination	5,537	22,996
Unrealized profit on inventories	16,675	122,041
Lease	(33,545)	86,306
Goodwill - Tax benefit on unamortized goodwill	(138,307)	(276,614)
Property, plant and equipment - deemed cost	47,470	68,783
Accelerated tax depreciation	37,952	80,187
Borrowing cost	(31,846)	10,637
Fair value of biological assets	(6,972)	(225,586)
Deferred taxes on the result of associates abroad	(170,135)	(33,893)
Credits on exclusion of ICMS from the PIS/COFINS tax base	3,906	(154,468)
Other temporary differences	(3,561)	(167,356)
Ending balance	5,403,744	8,729,929

Schedule of changes in the effects of income tax and social contribution on profit or loss

	June 30,	June 30,
	2022	2021
Net income (loss) before taxes	13,937,137	9,888,881
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(4,738,627)	(3,362,220)

Tax effect on permanent differences
Taxation (difference) on profit of associates in Brazil and abroad (1)	1,473,037	1,162,607
Equity method	3,164	30,724
Thin capitalization (2)	(198,725)	(364,176)
Credit related to Reintegra Program	3,677	3,615
Director bonus	(11,176)	(14,096)
Tax incentives (3)	22,464	3,886
Donations, fines and other	(3,052)	(67,781)
	(3,449,238)	(2,607,441)
Income tax
Current	(116,819)	(148,847)
Deferred	(2,446,211)	(1,806,012)
	(2,563,030)	(1,954,859)
Social Contribution
Current	(5,818)	(6,816)
Deferred	(880,390)	(645,766)
	(886,208)	(652,582)
Income and social contribution benefits (expenses) on the period	(3,449,238)	(2,607,441)

Effective rate of income and social contribution tax expenses	24.75%	26.37%

1)	The effect of the difference in taxation of associates is substantially due to the difference between the nominal rates of Brazil and associates abroad.
2)

The Brazilian thin capitalization rules establish that interest paid or credited by a Brazilian entity to a related party abroad may only be deducted for income tax and social contribution purposes if the interest expense is viewed as necessary for the activities of the local entity and when determined limits and requirements are met. On June 30, 2022 and December 31, 2021, the Company did not meet all limits and requirements therefore the expense is not deductible for the period.

3)

Income tax and social contribution deduction on profit or loss referring to the use of the (i) tax incentives applicable to ICMS (ii) exploitation profit (iii) PAT benefit (“Worker Food Program”) and (v) extension of maternity and paternity leave.